Financial instruments - related risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,662,233	$ 1,109,485
Financial liabilities	(1,781,812)	(1,815,869)
Gain (loss) on derivatives	(81,081)	56,250
Finance income	22,071	5,265
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	711,528	591,620	$ 320,278
Short-term investments	391,025	0
Advances receivable from JV Inkai LLP	124,533	58,820
Derivative assets	$ 3,881	40,804
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
Currency risk [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss), foreign exchange	$ 5,273
Currency risk [member] | Cash and cash equivalents [member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	105,463
Currency risk [member] | Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss), foreign exchange	17,945
Currency risk [member] | Accounts receivable [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	358,904
Currency risk [member] | Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss), foreign exchange	6,227
Currency risk [member] | Long-term receivables, investments and other [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	124,533
Currency risk [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss), foreign exchange	(2,274)
Currency risk [member] | Accounts Payable and Accrued Liabilities [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	45,474
Currency risk [member] | Net foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss), foreign exchange	(48,923)
Currency risk [member] | Net foreign currency derivatives [Member] | USD [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 52,665
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in the interest rate	1.00%
Interest rate risk [member] | Interest rate contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on derivatives	$ (4,173)
Interest rate risk [member] | Advances receivable from Inkai [Member]
Disclosure of detailed information about financial instruments [line items]
Finance income	1,179
Credit risk [member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	711,528	591,620
Short-term investments	391,025	0
Accounts receivable	398,639	393,213
Advances receivable from JV Inkai LLP	124,533	58,820
Derivative assets	$ 3,881	$ 40,804